UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850


William Corson                  Boston, MA                   February 12, 2013
--------------                  -----------                  ----------------
[Signature]                     [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      100

Form 13F Information Table Value Total:                  US $616,683 (thousands)


List of Other Included Managers:

No.           Form 13F File Number        Name
---           --------------------        ----
1             028-03222                   John Hancock Advisers, Inc.

                                                                                                              VOTING AUTHORITY
                        Title of  CUSIP       Value     Shares or    SH/  Put/  Investment      Other
Name of Issuer          Class     Number      (x$1000)  Prn Amount   PRN  Call  Discretion      Manager   SOLE      SHARED   NONE
ABBOTT LABS             COM       002824100    2,658     50,540      SH         SOLE                        4,935     0       45,605
AFLAC INC COM           COM       001055102   14,248    482,977      SH         SHARED-DEFINED  01        209,327   250      273,400
AIR PRODS & CHEMS INC   COM       009158106   11,902    230,445      SH         SHARED-DEFINED  01        105,590   120      124,735
ALLTEL CORP COM         COM       020039103    5,558    100,049      SH         SHARED-DEFINED  01         64,830   100        35119
AMERICAN INTL GROUP I   COM       026874107   13,146    182,230      SH         SHARED-DEFINED  01         70,230    70      111,930
ANADARKO PETE CORP CO   COM       032511107    1,626     28,815      SH         SOLE                       19,970     0         8845
ANHEU USCH COS INC      COM       035229103    2,116     40,532      SH         SOLE                          532     0       40,000
AOL TIME WARNER         COM       00184A105    1,251     52,916      SH         SOLE                       37,436     0       15,480
AT&T CORP COM           COM       001957109      263     16,744      SH         SOLE                        1,139     0       15,605
AUSTINS STEAKS & SALO   COM       052482205        6     16,666      SH         SOLE                       16,666     0            0
AUTOMATIC DATA PROCES   COM       053015103   10,654    182,831      SH         SHARED-DEFINED  01         89,207   100       93,524
AVERY DENNISON CORP     COM       053611109    1,999     32,750      SH         SOLE                            0     0       32,750
AVON PRODS INC COM      COM       054303102   12,195    224,509      SH         SHARED-DEFINED  01        122,224   140      102,145
BANCORP CONN INC COM    COM       059684100      218      9,700      SH         SOLE                        9,700     0            0
BANK AMER CORP COM      COM       060505104   15,839    232,862      SH         SHARED-DEFINED  01         78,215   110      154,537
BANK NEW YORK INC       COM       064057102   10,362    246,595      SH         SHARED-DEFINED  01         78,130   110      168,355
BAXTER INTL INC         COM       071813109   15,262    256,415      SH         SOLE                       35,251     0       221164
BELLSOUTH CORP          COM       079860102      624     16,930      SH         SOLE                        4,754     0       12,176
BP AMOCO P L C ADR SP   COM       055622104    4,504     84,825      SH         SOLE                          472     0        84353
BRISTOL MYERS SQUIBB    COM       110122108    1,246     30,770      SH         SOLE                        3,580     0       27,190
CADBURY SCHWEPPES DEL   PFD       127207207      232      9,200      SH         SOLE                        5,800     0        3,400
CARDINAL HEALTH INC C   COM       14149Y108   11,801    166,465      SH         SHARED-DEFINED  01         72,150    85       94,230
CHESTER VY BANCORP IN   COM       166335109      731     47,466      SH         SOLE                        3,559     0       43,907
CHEVRONTEXACO CORPORA   COM       166764100   15,612    172,951      SH         SHARED-DEFINED  01         71,510    80      101,361
CISCO SYS INC COM       COM       17275R102    6,717    396,766      SH         SOLE                       77,162     0      319,604
CITIGROUP INC COM       COM       172967101   23,742    479,449      SH         SHARED-DEFINED  01        158,799   140      320,511
COCA COLA CO            COM       191216100      639     12,221      SH         SOLE                        4,041     0         8180
COLGATE PALMOLIVE CO    COM       194162103    3,052     53,401      SH         SOLE                            0     0       53,401
CONOCO INC COM          COM       208251504    6,483    222,163      SH         SOLE                        5,132     0      217,031
DOLLAR GEN CORP COM     COM       256669102      172     10,538      SH         SOLE                        6,913     0         3625
DOMINION RES INC VA N   COM       25746U109    5,343     82,000      SH         SOLE                            0     0       82,000
DU PONT E I DE NEMOUR   COM       263534109      216      4,588      SH         SOLE                            1     0        4,587
DUKE PWR CO             COM       264399106    9,070    239,952      SH         SOLE                       38,512     0      201,440
E M C CORP MASS COM     COM       268648102    1,238    103,900      SH         SOLE                       72,940     0       30,960
ELECTRONIC DATA SYS C   COM       285661104    5,875    101,311      SH         SOLE                       12,802     0       88,509
EMERSON ELEC CO         COM       291011104    4,947     86,196      SH         SOLE                        3,775     0       82,421
EXXON MOBIL CORP COM    COM       30231G102   19,507    445,057      SH         SHARED-DEFINED  01        161,883   200      282,974
FAMILY DLR STORES INC   COM       307000109      863     25,740      SH         SOLE                       14,130     0        11610
FEDERAL HOME LN MTG C   COM       313400301    3,505     55,303      SH         SOLE                          303     0       55,000
FEDERAL NAT MORTGAGE    COM       313586109   19,494    244,039      SH         SHARED-DEFINED  01         86,467   100      157,472
FLEETBOSTON FINL CORP   COM       339030108    4,881    139,461      SH         SOLE                        7,668     0      131,793
GANNETT INC DEL         COM       364730101      467      6,135      SH         SOLE                          968     0        5,167
GENERAL ELEC CO         COM       369604103   19,423    518,627      SH         SHARED-DEFINED  01        175,389   170      343,067
GUIDANT CORP COM        COM       401698105    2,175     50,200      SH         SOLE                            0     0       50,200
HEWLETT PACKARD CO CO   COM       428236103      296     16,506      SH         SOLE                        1,740     0       14,766
HOME DEPOT INC COM      COM       437076102    1,669     34,341      SH         SOLE                       12,279     0       22,062
HONEYWELL INTL INC CO   COM       438516106    8,015    209,420      SH         SOLE                        7,155     0      202,265
I B M                   COM       459200101   18,328    176,229      SH         SHARED-DEFINED  01         61,237    50      114,942
ILLINOIS TOOL WKS INC   COM       452308109    8,952    123,736      SH         SHARED-DEFINED  01         84,804   100       38,832
INTEL CORP COM          COM       458140100   15,671    515,323      SH         SHARED-DEFINED  01        212,529   200       302594
INTERPUBLIC GROUP COS   COM       460690100    1,067     31,125      SH         SOLE                        4,630     0       26,495
J P MORGAN CHASE & CO   COM       46625H100    6,898    193,498      SH         SHARED-DEFINED  01        136,606   180        56712
JOHN HANCOCK INVT TR    MF        47803P302      386     19,434      SH         SOLE                       19,434     0            0
JOHNSON & JOHNSON       COM       478160104   20,837    320,818      SH         SHARED-DEFINED  01        115,054   120      205,644
KIMBERLY CLARK CORP C   COM       494368103      226      3,496      SH         SOLE                        1,600     0         1896
KRAFT FOODS INC CL A    COM       50075N104    9,604    248,490      SH         SHARED-DEFINED  01        112,190   170      136,130
LINCOLN NATL CORP COM   COM       534187109    2,717     53,550      SH         SOLE                        2,400     0        51150
LOWES COS INC COM       COM       548661107   13,594    312,586      SH         SHARED-DEFINED  01        183,425   150       129011
LUCENT TECHNOLOGIES I   COM       549463107      138     29,114      SH         SOLE                        5,852     0       23,262
MASCO CORP COM          COM       574599106    2,795    101,815      SH         SOLE                          815     0      101,000
MCGRAW-HILL COMPANIES   COM       580645109    3,549     52,000      SH         SOLE                          680     0        51320
MEDTRONIC INC COM       COM       585055106   11,915    263,554      SH         SHARED-DEFINED  01        140,060   110       123384
MERCK & CO INC          COM       589331107    6,812    118,309      SH         SHARED-DEFINED  01         86,425   100       31,784
MERRILL LYNCH & CO IN   COM       590188108    4,197     75,788      SH         SHARED-DEFINED  01         57,501   100       18,187
MICROSOFT CORP COM      COM       594918104    6,062    100,506      SH         SOLE                        8,680     0       91,826
MINNESOTA MNG & MFG C   COM       604059105    2,796     24,310      SH         SOLE                          520     0       23,790
MOLEX INC COM           COM       608554101      831     23,974      SH         SOLE                        1,905     0       22,069
MORGAN STANLEY DEAN W   COM       617446448   15,504    270,528      SH         SHARED-DEFINED  01         99,098   110      171,320
NOKIA CORP ADR SPONSO   COM       654902204    7,399    356,729      SH         SHARED-DEFINED  01        255,257   220      101,252
NORTEL NETWORKS CORP    COM       656568102    1,057    235,435      SH         SOLE                      156,715     0       78,720
ORACLE SYS CORP         COM       68389X105    2,348    183,475      SH         SOLE                       89,418     0       94,057
ORASURE TECHNOLOGIES    COM       68554V108      394     65,100      SH         SOLE                       65,100     0            0
PEPSICO INC             COM       713448108   16,023    311,122      SH         SHARED-DEFINED  01        145,281   140      165,701
PFIZER INC              COM       717081103      538     13,550      SH         SOLE                        3,275     0        10275
PHILIP MORRIS COS INS   COM       718154107    6,854    130,125      SH         SOLE                          825     0      129,300
PNC FINANCIAL CORP      COM       693475105    8,670    140,992      SH         SHARED-DEFINED  01         95,421   120       45,451
PPG INDS INC COM        COM       693506107    3,844     70,000      SH         SOLE                            0     0        70000
PROCTER & GAMBLE COMP   COM       742718109    5,969     66,258      SH         SOLE                        3,642     0       62,616
QUESTAR CORP COM        COM       748356102    7,898    307,215      SH         SHARED-DEFINED  01        177,495   300       129420
ROHM & HAAS CO COM      COM       775371107   12,329    291,670      SH         SHARED-DEFINED  01        110,795   160       180715
ROYAL DUTCH PETE CO N   COM       780257804      262      4,815      SH         SOLE                        2,190     0        2,625
SBC COMMUNICATIONS IN   COM       78387G103   13,219    353,061      SH         SHARED-DEFINED  01        190,253   200      162,608
SUN MICROSYSTEMS INC    COM       866810104    1,287    145,951      SH         SOLE                      102,046     0       43,905
SYSCO CORP COM          COM       871829107    4,818    161,565      SH         SOLE                       24,830     0      136,735
TARGET CORP COM         COM       8.76E+110    6,174    143,192      SH         SOLE                        9,282     0      133,910
TEXAS INSTRS INC COM    COM       882508104    1,792     54,150      SH         SOLE                       38,335     0       15,815
TRAVELERS PPTY CAS CO   COM       89420G109      739     36,930      SH         SOLE                            0     0       36,930
TYCO INTL LTD NEW COM   COM       902124106    5,992    185,385      SH         SOLE                       42,900     0      142,485
U S BANCORP             COM       902973304      584     25,885      SH         SOLE                          379     0       25,506
UNITED TECHNOLOGIES C   COM       913017109    1,363     18,366      SH         SOLE                       18,366     0            0
VERIZON COMMUNICATION   COM       92343V104    9,763    211,775      SH         SOLE                       33,599     0      178,176
WACHOVIA GROUP COM      COM       929903102    1,883     50,795      SH         SOLE                       19,374     0        31421
WAL MART STORES INC     COM       931142103    1,492     24,345      SH         SOLE                        8,524     0        15821
WELLS FARGO & CO NEW    COM       949746101   16,796    339,991      SH         SHARED-DEFINED  01        138,118   160      201,713
WILEY JOHN & SONS INC   COM       968223206      352     13,440      SH         SOLE                            0     0       13,440
WILMINGTON TR CORP CO   COM       971807102      347      5,160      SH         SOLE                            0     0        5,160
WRIGLEY WM JR CO COM    COM       982526105      206      3,855      SH         SOLE                            0     0        3,855
WYETH                   COM       983024100   16,550    252,094      SH         SHARED-DEFINED  01         99,696   100      152,298
XCEL ENERGY INC COM     COM       98389B100    4,985    196,628      SH         SHARED-DEFINED  01        148,318   250       48,060
XO COMMUNICATIONS INC   COM       983764101       35    493,497      SH         SOLE                      493,497     0            0